OTHER (EXPENSE) INCOME, NET (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of subsidiaries (Note (a))	[1]	$ 9,150,952	$ 2,196,198
Hami Huiteng Electrics Co., Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage			100.00%
Consideration for disposal			$ 4,300,000
Collected			2,700,000
Carrying value of the assets for sale			3,600,000
Gain on disposal of subsidiaries (Note (a))			$ 700,000
Jinchang New Sunshine Solar Power Co., Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage			100.00%
Consideration for disposal			$ 1,900,000
Collected			1,600,000
Carrying value of the assets for sale			400,000
Gain on disposal of subsidiaries (Note (a))			$ 1,500,000
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Shanghai") [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		100.00%
Consideration for disposal		$ 37,600,000
Consideration settled through forgiveness of debt		24,600,000
Net cash consideration		13,000,000
Collected		6,800,000
Carrying value of the assets for sale		28,400,000
Gain on disposal of subsidiaries (Note (a))		$ 9,200,000

[1]	The gain on disposal of subsidiaries for the year ended December 31, 2013 arose from disposal of the Company's wholly owned subsidiaries, Jinchang New Sunshine Solar Power Co., Ltd. (“Jinchang New Sunshine”) and Hami Huiteng Solar Power Co., Ltd (“Hami Huiteng”). Jinchang New Sunshine and Hami Huiteng were mainly engaged in the photovoltaic project's engineering and sales, and were on their pre-operating stage. During the year of 2013, the Company entered into sale agreements with Changzhou Guangyu New Energy Co., Ltd. and Changzhou Dinghui New Energy Co., Ltd. to dispose of its 100% equity interest in Jinchang New Sunshine and Hami Huiteng, respectively. The disposals were completed on December 10, 2013. The amount of the consideration for disposal of Jinchang New Sunshine was $1.9 million, of which $1.6 million has been collected. The carrying amount of net assets on the date of disposal was $0.4 million. The Company recorded a disposal gain of $1.5 million in Other (expense) income, net. The amount of the consideration for disposal of Hami Huiteng was $4.3 million, of which $2.7 million has been collected. The carrying amount of net assets on the date of disposal was $3.6 million. The Company recorded a disposal gain of $0.7 million in Other (expense) income, net. The disposal did not constitute discontinued operations as the Company will continuously be the sole material provider of Jinchang New Sunshine and Hami Huiteng, for the construction of the photovoltaic projects, and therefore, significant cash inflows are expected to be received by the Company as a result of such continuation of activities with Jinchang New Sunshine and Hami Huiteng after the disposal transaction. The gain on disposal of subsidiary for the year ended December 31, 2014 arose from disposal of the Company's wholly owned subsidiary, China Sunergy (Shanghai) Co., Ltd. (“Sunergy Shanghai”). Sunergy Shanghai was mainly engaged in Solar cells manufacturing, and was not in operation due to the over-capacity of the Solar cells manufacturing according to the best market estimation from the management. During the current year, the Company entered into a sale agreement with China Electric Equipment Group Co., Ltd. to dispose of its 100% equity interest in Sunergy Shanghai. The disposal was completed on April 3, 2014. The amount of the consideration for disposal of Sunergy Shanghai was $37.6 million and $24.6 million was settled through forgiveness of the amount due from the Group by Sunergy Shanghai and the Group expected to receive the net cash consideration of $13.0 million, of which $ 6.8 million has been collected. The carrying amount of net assets on the date of disposal was $28.4 million. The Company recorded a disposal gain of US$9.2 million in Other (expense) income, net. The disposal did not constitute discontinued operation as the Company disposed Sunergy Shanghai to a related party and the Company intends to have continuation of activities with Sunergy Shanghai, such as significant business and in and out cash-flows, after the disposal transaction.